Property, Plant and Equipment	9 Months Ended
Sep. 30, 2019
Successor [Member]
Property, Plant and Equipment

7. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in thousands):

	Estimated Useful Lives (in years)	September 30, 2019	December 31, 2018
Buildings and leasehold improvements	5 to 25	$24,635	$21,572
Drilling rigs, plant and equipment	3 to 15	370,227	278,249
Furniture and fixtures	5	1,194	1,348
Office equipment and tools	3 to 6	34,392	31,568
Vehicles and cranes	5 to 8	6,130	4,179
Less: Accumulated depreciation		(79,848)	(32,522)
Land		5,104	5,104
Capital work in progress		21,651	19,229
Total		$383,485	$328,727

The Company recorded depreciation expense of $47.7 million, $17.2 million, $19.0 million, $14.2 million and $9.3 million, in the 2019 Successor Period, 2019 Successor Quarter, 2018 Successor Period, 2018 Successor Quarter, and 2018 Predecessor Period, respectively, in the Condensed Consolidated Statement of Operations.